COMPARATIVE FIGURES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Reclassified From Administrative Other Operating Expense	$ 1,481
Reclassified From Customer Support and Operations To Sales and Marketing	$ 662